Summary of Significant Accounting Policies (Details 4)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign Currency Translation
Foreign Currency Exchange Rate, Translation	7.0999	6.8972	6.3726
Foreign Currency Average Exchange Rate Translation	7.0809	6.7290	6.4508